N-4	May 01, 2026
Prospectus:
Document Type	EX-99.4R HISTORIC
Entity Registrant Name	FIDELITY & GUARANTY LIFE INSURANCE CO
Entity Central Index Key	0000854241
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2026
Amendment Flag	false
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]

Confidence Builder (RILA)	1/1/2025	6/6/2025	9/8/2025
One‑Year S&P 500® Point‑to‑Point Cap and 10% Buffer	17.25%	18.00%	20.25%
One‑Year S&P 500® Point‑to‑Point Cap and 20% Buffer	12.00%	12.50%	14.25%
One‑Year Nasdaq 100® Point‑to‑Point Cap and 10% Buffer	18.00%	20.25%	21.50%
One‑Year MSCI EAFE® Point‑to‑Point Cap and 10% Buffer	24.00%	24.00%	24.00%
One‑Year MSCI EAFE® Point‑to‑Point Cap and 20% Buffer	14.25%	14.25%	14.25%
One‑Year Russell 2000® Point‑to‑Point Cap and 10% Buffer	21.00%	23.50%	25.00%
One‑Year Russell 2000® Point‑to‑Point Cap and 20% Buffer	13.50%	15.75%	16.00%
One‑Year S&P 500® Point‑to‑Point Performance Trigger and 10% Buffer	10.75%	12.75%	12.75%
One‑Year Nasdaq 100® Point‑to‑Point Performance Trigger and 10% Buffer	10.00%	12.00%	12.00%
One‑Year MSCI EAFE® Point‑to‑Point Performance Trigger and 10% Buffer	11.50%	12.00%	12.00%
One‑Year Russell 2000® Point‑to‑Point Performance Trigger and 10% Buffer	14.25%	14.25%	14.25%
Three-Year S&P 500® Point‑to‑Point Cap and 10% Buffer	Uncapped	Uncapped	Uncapped
Three-Year S&P 500® Point‑to‑Point Cap and 20% Buffer	45.00%	45.00%	45.00%
Three-Year MSCI EAFE® Point‑to‑Point Cap and 10% Buffer	Uncapped	Uncapped	Uncapped
Three-Year MSCI EAFE® Point‑to‑Point Cap and 20% Buffer	75.00%	75.00%	75.00%
Three-Year Russell 2000® Point‑to‑Point Cap and 10% Buffer	80.00%	100.00%	100.00%
Three-Year Russell 2000® Point‑to‑Point Cap and 20% Buffer	47.50%	55.00%	55.00%
Six‑Year S&P 500® Point‑to‑Point Cap and 10% Buffer	Uncapped	Uncapped	Uncapped
Six‑Year S&P 500® Point‑to‑Point Cap and 20% Buffer	500.00%	500.00%	500.00%
Six‑Year MSCI EAFE® Point‑to‑Point Cap and 10% Buffer	Uncapped	Uncapped	Uncapped
Six‑Year MSCI EAFE® Point‑to‑Point Cap and 20% Buffer	500.00%	500.00%	500.00%
Six‑Year Russell 2000® Point‑to‑Point Cap and 10% Buffer	Uncapped	Uncapped	Uncapped
Six‑Year Russell 2000® Point‑to‑Point Cap and 20% Buffer	500.00%	500.00%	500.00%
Six‑Year S&P 500® Annual Lock Cap and 10% Buffer	15.75%	15.75%	15.75%
Six‑Year MSCI EAFE® Annual Lock Cap and 10% Buffer	17.50%	17.50%	17.50%
Six‑Year Russell 2000® Annual Lock Cap and 10% Buffer	14.50%	14.50%	14.50%
Six‑Year Hindsight 20/20SM Point‑to‑Point Cap and 10% Buffer	Uncapped	Uncapped	Uncapped